Leases (Details) - Schedule of inputs used to value the grant using the Black-Scholes model - May 11, 2021	USD ($) $ / shares shares	$ / shares
Schedule of inputs used to value the grant using the Black-Scholes model [Abstract]
Dividend yield
Expected share price volatility	139.00%
Risk-free interest rate	0.05%
Expected life of warrants	1 year
Share price (in Dollars per share)		$ 6.04
Exercise price (in Dollars per share)	$ 0.4
Fair value of warrants (in Dollars) | $	$ 4,620
Quantity of warrants granted (in Shares) | shares	468,013